Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands, ¥ in Millions	3 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Revenue from Contract with Customer, Including Assessed Tax	$ 0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(7,827)	(14,081)
Retained Earnings (Accumulated Deficit), Ending Balance	(186,053)			$ (178,760)
Net Cash Provided by (Used in) Operating Activities, Total	(5,060)	$ (8,939)
Cash, Cash Equivalents, and Short-term Investments, Total	1,961
Liabilities, Current, Total	19,470			16,445
Long-term Debt, Total	2,980
Long-term Debt, Fair Value	2,989
Operating Lease, Liability, Total	3,113
Operating Lease, Right-of-Use Asset	3,054		$ 3,188
Fair Value, Inputs, Level 2 [Member]
Long-term Debt, Fair Value	$ 0
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Total			3,169
Operating Lease, Right-of-Use Asset			3,188
Prepaid Rent			$ (19)
Wanchun Pharma [Member]
Government Grants, Current					$ 316	¥ 2